Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	CEA Industries Inc.
Entity Central Index Key	0001482541
Entity Tax Identification Number	27-3911608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false